Financial Instruments - Summary of Group's Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 SGD ($)	Dec. 31, 2018 SGD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets, Foreign Currencies	$ 1,196,676	$ 2,297,231
Financial assets, Exchange Rate	72.35	73.35
Financial assets, Carrying Amount	$ 865,849	$ 1,685,019
Financial liabilities, Foreign Currencies	$ 15,093,019	$ 13,515,737
Financial liabilities, Exchange Rate	72.35	73.35
Financial Liabilities, Carrying Amount	$ 10,920,479	$ 9,914,437